Wireless Licenses, Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Wireless Licenses, Goodwill And Other Intangible Assets [Line Items]
Wireless licenses under development	$ 3,417	$ 4,375
Gross amount	13,626	12,481
Average remaining period of wireless license portfolio (in years)	6.4
Wireless Licenses [Member]
Wireless Licenses, Goodwill And Other Intangible Assets [Line Items]
Wireless licenses under development	2,200	12,200
Terremark [Member]
Wireless Licenses, Goodwill And Other Intangible Assets [Line Items]
Gross amount	$ 400